The rollforward of the granted options and shares for the year ended December 31, 2021, is presented as follows: (Details) - Number Number in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding options as of (Beginning)	[1]	7,873,348
Outstanding options as of (Beginning)		5,395,519	7,873,348	[1]
Outstanding options as of (Ending)		5,395,519	7,873,348	[1]
Issued Grant July 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options as of (Beginning)			2,883,737
Outstanding options as of (Beginning)
Exercised On June 2020 [Member]
IfrsStatementLineItems [Line Items]
Exercised/Delivered			(457,939)
Exercised On September 2019 [Member]
IfrsStatementLineItems [Line Items]
Exercised/Delivered			(18,237)
Exercised On July 2019 [Member]
IfrsStatementLineItems [Line Items]
Exercised/Delivered			(113,957)
Exercised On June 2019 [Member]
IfrsStatementLineItems [Line Items]
Exercised/Delivered			(114,271)
Exercised On October 2018 [Member]
IfrsStatementLineItems [Line Items]
Exercised/Delivered			(240,426)
Forfeiture Grant Of July 2020 [Member]
IfrsStatementLineItems [Line Items]
Forfeiture	[2]	(201,769)
Forfeiture Grant Of June 2020 [Member]
IfrsStatementLineItems [Line Items]
Forfeiture	[2]	(820,853)
Forfeiture Grant Of Septtember 2019 [Member]
IfrsStatementLineItems [Line Items]
Forfeiture	[2]	(4,632)
Forfeiture Grant Of July 2019 [Member]
IfrsStatementLineItems [Line Items]
Forfeiture	[2]	(222,964)
Forfeiture Grant Of June 2019 [Member]
IfrsStatementLineItems [Line Items]
Forfeiture	[2]	(110,494)
Forfeiture Grant Of October 2018 [Member]
IfrsStatementLineItems [Line Items]
Forfeiture	[2]	(635,694)
Expired Grant Of May 2016 [Member]
IfrsStatementLineItems [Line Items]
Number of share options expired in share-based payment arrangement		(1,145,330)
Expired Grant Of April 2016 [Member]
IfrsStatementLineItems [Line Items]
Number of share options expired in share-based payment arrangement		(1,275,000)

[1]	Includes stock options outstanding on December 31, 2020.
[2]	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.